Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2024	2023
Land and land improvements	$49,627	$46,978
Buildings and improvements	236,141	214,110
Machinery and equipment	457,433	421,067
Office equipment, furniture, vehicles and computer software	14,971	11,738
Construction in progress	14,450	40,539
Property, plant and equipment, cost	772,622	734,432
Less: accumulated depreciation	(467,606)	(433,220)
Property, plant and equipment, net	$305,016	$301,212

Depreciation expense totaled $36.8 million, $33.9 million, and $30.2 million for fiscal years 2024, 2023, and 2022, respectively.